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                          UNDISCOVERED MANAGERS FUNDS
                 UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                            INVESTOR CLASS SHARES

                       Supplement Dated April 30, 2004
                  to the Prospectus Dated February 2, 2004.


Effective immediately, the Undiscovered Managers Behavioral Growth Fund will no longer accept new purchase orders for its Investor Class shares.